UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-01597
                                  ----------------------------------------------
                                    STEWARD FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     5847 SAN FELIPE, SUITE 4100, HOUSTON, TX
--------------------------------------------------------------------------------
                 (Address of principal executive offices)             (Zip code)

   Citi FUND SERVICES Ohio, 3435 STELZER ROAD, COLUMBUS, OH             43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  800-262-6631
                                                   -------------------
Date of fiscal year end:  April 30, 2009
                        ---------------------------------

Date of reporting period: January 31, 2009
                         --------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                       SHARES        VALUE
                                                      --------    -----------
COMMON STOCKS (98.5%)

AEROSPACE & DEFENSE (2.5%)
General Dynamics Corp.                                   3,450    $   195,719
Goodrich Corp.                                           1,340         51,804
Honeywell International, Inc.                            6,140        201,453
L-3 Communications Holdings, Inc.                        1,200         94,824
Lockheed Martin Corp.                                    4,910        402,816
Northrop Grumman Corp.                                   4,440        213,653
Precision Castparts Corp.                                1,250         81,188
Raytheon Co.                                             3,630        183,751
Rockwell Collins, Inc.                                   7,280        274,310
The Boeing Co.                                           6,238        263,930
United Technologies Corp.                                7,760        372,402
                                                                  -----------
                                                                    2,335,850
                                                                  -----------
AIR FREIGHT & LOGISTICS (1.0%)
C.H. Robinson Worldwide, Inc.                            5,050        232,199
Expeditors International of Washington, Inc.             7,130        198,285
FedEx Corp.                                              2,580        131,425
United Parcel Service, Inc., Class B                     8,020        340,770
                                                                  -----------
                                                                      902,679
                                                                  -----------
AIRLINES (0.1%)
Southwest Airlines Co.                                   8,720         61,302
                                                                  -----------
AUTO COMPONENTS (0.3%)
Goodyear Tire & Rubber Co.(a)                           24,760        152,769
Johnson Controls, Inc.                                   8,510        106,460
                                                                  -----------
                                                                      259,229
                                                                  -----------
AUTOMOBILES (0.2%)
Ford Motor Co.(a)                                       66,880        125,065
General Motors Corp.                                     4,890         14,719
Harley-Davidson, Inc.                                    2,810         34,226
                                                                  -----------
                                                                      174,010
                                                                  -----------
BEVERAGES (1.8%)
Coca-Cola Co.                                           16,360        698,899
Coca-Cola Enterprises, Inc.                              9,300        104,439
Dr Pepper Snapple Group, Inc.(a)                         2,140         35,203
Pepsi Bottling Group, Inc.                               2,020         38,966
PepsiCo, Inc.                                           15,900        798,657
                                                                  -----------
                                                                    1,676,164
                                                                  -----------

BIOTECHNOLOGY (2.3%)
Amgen, Inc.(a)                                          11,810        647,779
Biogen Idec, Inc.(a)                                     5,730        278,765
Celgene Corp.(a)                                        10,610        561,800
Cephalon, Inc.(a)                                          780         60,200
Genzyme Corp.(a)                                         2,560        176,435
Gilead Sciences, Inc.(a)                                 7,560        383,821
Life Technologies Corp.(a)                               1,952         49,698
PerkinElmer, Inc.                                        1,920         24,230
                                                                  -----------
                                                                    2,182,728
                                                                  -----------
BUILDING PRODUCTS (0.1%)
Masco Corp.                                             12,920        101,034
                                                                  -----------
CAPITAL MARKETS (2.4%)
American Capital Ltd.                                   95,430        272,930
Ameriprise Financial, Inc.                               4,716         95,027
Bank of New York Mellon Corp.                            9,241        237,863
Charles Schwab Corp.                                     8,010        108,856
E*TRADE Financial Corp.(a)                              33,770         38,498
Federated Investors, Inc.                                1,580         30,842
Franklin Resources, Inc.                                 3,530        170,923
Goldman Sachs Group, Inc.                                6,460        521,516
Janus Capital Group, Inc.                                1,360          7,140
Legg Mason, Inc.                                         6,320        101,499
Morgan Stanley                                          19,570        395,901
Northern Trust Corp.                                     1,970        113,314
State Street Corp.                                       3,557         82,771
T. Rowe Price Group, Inc.                                2,150         59,297
                                                                  -----------
                                                                    2,236,377
                                                                  -----------
CHEMICALS (1.6%)
Air Products & Chemicals, Inc.                           3,110        156,433
CF Industries Holdings, Inc.                               520         24,440
Dow Chemical Co.                                        14,090        163,303
E.I. Du Pont De Nemours & Co.                           10,530        241,769
Ecolab, Inc.                                             5,210        176,932
International Flavors & Fragrances, Inc.                 1,000         28,620
Monsanto Co.                                             4,410        335,424
PPG Industries, Inc.                                     1,770         66,517
Praxair, Inc.                                            2,680        166,857
Rohm & Haas Co.                                          1,100         60,709
Sigma-Aldrich Corp.                                      1,330         47,986
                                                                  -----------
                                                                    1,468,990
                                                                  -----------
COMMERCIAL BANKS (2.0%)
Banco Santander Central Hispano SA, Sponsored ADR        4,026         31,565
BB&T Corp.                                               7,220        142,884
Comerica, Inc.                                           8,320        138,611
Fifth Third Bancorp                                     19,800         47,322
First Horizon National Corp.                             3,353         31,921
Huntington Bancshares, Inc.                             20,160         58,061
KeyCorp                                                 13,340         97,115
M&T Bank Corp.                                             950         36,964
Marshall & Ilsley Corp.                                 10,839         61,891
PNC Financial Services Group, Inc.                       4,004        130,210
Regions Financial Corp.                                 18,002         62,287
SunTrust Banks, Inc.                                     7,540         92,440
U.S. Bancorp                                            16,660        247,234
Wells Fargo & Co.                                       34,288        648,043
Zions Bancorp                                            3,230         48,192
                                                                  -----------
                                                                    1,874,740
                                                                  -----------
COMMERCIAL SERVICES & SUPPLIES (1.5%)
Avery Dennison Corp.                                     2,930         70,994
Cintas Corp.                                             1,510         34,352
Equifax, Inc.                                            8,050        198,996
Iron Mountain, Inc.(a)                                   1,650         33,759
Leucadia National Corp.(a)                               1,840         29,293
Monster Worldwide, Inc.(a)                               1,190         10,960
Moody's Corp.                                            2,050         43,911
Pitney Bowes, Inc.                                       3,170         70,564
R.R. Donnelley & Sons Co.                               12,800        124,928
Republic Services, Inc., Class A                         3,446         89,114
Robert Half International, Inc.                          8,780        148,821
Stericycle, Inc.(a)                                        840         41,093
The Dun & Bradstreet Corp.                               2,900        220,400
Total System Services, Inc.                             13,021        164,846
Waste Management, Inc.                                   4,870        151,895
                                                                  -----------
                                                                    1,433,926
                                                                  -----------
COMMUNICATIONS EQUIPMENT (2.4%)
Ciena Corp.(a)                                             882          5,504
Cisco Systems, Inc.(a)                                  56,760        849,697
Corning, Inc.                                           13,430        135,777
Harris Corp.                                             5,180        224,242
JDS Uniphase Corp.(a)                                    2,260          8,204

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                       SHARES        VALUE
                                                      --------    -----------
Juniper Networks, Inc.(a)                                4,830    $    68,393
Motorola, Inc.                                          70,840        313,821
QUALCOMM, Inc.                                          17,690        611,189
Tellabs, Inc.(a)                                         4,204         17,363
                                                                  -----------
                                                                    2,234,190
                                                                  -----------
COMPUTERS & PERIPHERALS (4.1%)
Apple Computer, Inc.(a)                                  9,576        863,085
Dell, Inc.(a)                                           33,260        315,970
EMC Corp.(a)                                            17,750        195,960
Hewlett-Packard Co.                                     19,850        689,788
International Business Machines Corp.                   10,943      1,002,926
Lexmark International, Inc., Class A(a)                  6,030        142,790
NetApp, Inc.(a)                                         15,710        232,979
SanDisk Corp.(a)                                        25,910        296,151
Sun Microsystems, Inc.(a)                               18,297         76,116
Teradata Corp.(a)                                        2,110         27,704
                                                                  -----------
                                                                    3,843,469
                                                                  -----------
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.                                              1,460         56,794
                                                                  -----------
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.                                       903         44,662
                                                                  -----------
CONSUMER FINANCE (0.7%)
American Express Co.                                     9,650        161,444
Capital One Financial Corp.                              5,638         89,306
Discover Financial Services                              4,270         30,531
SLM Corp.(a)                                            34,420        394,109
                                                                  -----------
                                                                      675,390
                                                                  -----------
CONTAINERS & PACKAGING (0.3%)
Ball Corp.                                               5,590        214,321
Bemis Co., Inc.                                          1,340         30,244
Owens-Illinois, Inc.(a)                                  1,320         25,080
Pactiv Corp.(a)                                          1,740         37,619
Sealed Air Corp.                                         1,650         22,357
                                                                  -----------
                                                                      329,621
                                                                  -----------
DISTRIBUTORS (0.1%)
Genuine Parts Co.                                        1,840         58,917
                                                                  -----------
DIVERSIFIED CONSUMER SERVICES (0.4%)
Apollo Group, Inc., Class A(a)                           4,080        332,357
H&R Block, Inc.                                          3,150         65,299
                                                                  -----------
                                                                      397,656
                                                                  -----------
DIVERSIFIED FINANCIAL SERVICES (3.1%)
Bank of America Corp.                                   62,089        408,545
CIT Group, Inc.                                         77,810        217,090
Citigroup, Inc.                                         65,780        233,519
CME Group, Inc.                                          1,482        257,735
IntercontinentalExchange, Inc.(a)                        4,770        271,556
Invesco Ltd.                                             2,920         34,427
JP Morgan Chase & Co.                                   31,114        793,718
MasterCard, Inc., Class A                                2,500        339,450
Nasdaq Stock Market, Inc.(a)                             1,060         23,129
NYSE Euronext                                           13,970        307,340
                                                                  -----------
                                                                    2,886,509
                                                                  -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
AT&T, Inc.                                              48,417      1,192,026
CenturyTel, Inc.                                         5,440        147,641
Embarq Corp.                                             4,336        154,882
Frontier Communications Corp.                           15,301        124,091
Qwest Communications International, Inc.                41,430        133,405
Verizon Communications, Inc.                            24,340        727,036
Windstream Corp.                                        15,704        136,311
                                                                  -----------
                                                                    2,615,392
                                                                  -----------
ELECTRIC UTILITIES (2.0%)
Allegheny Energy, Inc.                                   1,630         54,181
American Electric Power Co., Inc.                        5,540        173,679
Edison International                                     3,280        106,830
Entergy Corp.                                            1,710        130,576
Exelon Corp.                                             5,390        292,246
FirstEnergy Corp.                                        2,760        137,972
FPL Group, Inc.                                          3,440        177,332
Pepco Holdings, Inc.                                     9,040        161,002
Pinnacle West Capital Corp.                              4,870        162,999
PPL Corp.                                                3,600        110,376
Progress Energy, Inc.                                    4,260        164,947
Southern Co.                                             6,350        212,408
                                                                  -----------
                                                                    1,884,548
                                                                  -----------
ELECTRICAL EQUIPMENT (0.5%)
Cooper Industries Ltd., Class A                          1,450         39,019
Emerson Electric Co.                                     6,200        202,740
Rockwell Automation, Inc.                                7,140        185,926
                                                                  -----------
                                                                      427,685
                                                                  -----------
ELECTRONIC COMPONENTS (0.1%)
Tyco Electronics Ltd.                                    9,070        128,431
                                                                  -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
Agilent Technologies, Inc.(a)                           23,190        419,275
Amphenol Corp., Class A                                 11,020        288,173
FLIR Systems, Inc.(a)                                    7,420        185,278
Jabil Circuit, Inc.                                     25,920        150,854
Molex, Inc.                                              4,240         56,689
Waters Corp.(a)                                          6,610        239,084
                                                                  -----------
                                                                    1,339,353
                                                                  -----------
ENERGY EQUIPMENT & SERVICES (2.4%)
Baker Hughes, Inc.                                       8,080        269,226
BJ Services Co.                                         20,440        224,840
Cameron International Corp.(a)                           8,070        186,901
ENSCO International, Inc.                                6,240        170,726
Halliburton Co.                                          7,570        130,583
Nabors Industries Ltd.(a)                               18,080        197,976
National-Oilwell Varco, Inc.(a)                          3,316         87,675
Noble Corp.                                              2,330         63,260
Rowan Cos., Inc.                                         1,040         13,166
Schlumberger Ltd.                                       16,280        664,387
Smith International, Inc.                                8,370        189,999
Weatherford International Ltd.(a)                        5,180         57,135
                                                                  -----------
                                                                    2,255,874
                                                                  -----------
FOOD & STAPLES RETAILING (2.7%)
Costco Wholesale Corp.                                   3,800        171,114
CVS Corp.                                               11,695        314,362
Safeway, Inc.                                            4,210         90,220
SUPERVALU, Inc.                                         26,270        460,776
SYSCO Corp.                                             12,480        278,179
The Kroger Co.                                           5,940        133,650
Wal-Mart Stores, Inc.                                   17,890        842,977
Walgreen Co.                                             8,410        230,518
Whole Foods Market, Inc.                                 1,490         15,272
                                                                  -----------
                                                                    2,537,068
                                                                  -----------
FOOD PRODUCTS (2.2%)
Archer-Daniels-Midland Co.                              5,300         145,114
Campbell Soup Co.                                       7,840         238,101
ConAgra Foods, Inc.                                     7,070         120,897

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                     --------     -----------
Dean Foods Co.(a)                                       1,890     $    36,553
General Mills, Inc.                                     3,170         187,506
H.J. Heinz Co.                                          3,510         128,115
J.M. Smucker Co.                                        1,330          60,050
Kellogg Co.                                             6,270         273,936
Kraft Foods, Inc., Class A                             12,820         359,601
McCormick & Co., Inc.                                   1,860          59,594
Sara Lee Corp.                                          7,840          78,635
The Hershey Co.                                         6,480         241,574
Tyson Foods, Inc., Class A                             20,320         179,832
                                                                  -----------
                                                                    2,109,508
                                                                  -----------
GAS UTILITIES (0.5%)
Equitable Resources, Inc.                                 980          33,545
Nicor, Inc.                                               690          23,605
Questar Corp.                                           5,610         190,628
Spectra Energy Corp.                                   13,403         194,478
                                                                  -----------
                                                                      442,256
                                                                  -----------
HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Baxter International, Inc.                              5,490         321,989
Boston Scientific Corp.(a)                             12,697         112,622
C.R. Bard, Inc.                                         1,150          98,406
Covidien Ltd.                                           4,380         167,929
DENTSPLY International, Inc.                            1,720          46,285
Hospira, Inc.(a)                                        2,080          51,792
Intuitive Surgical, Inc.(a)                             3,305         341,175
Medtronic, Inc.                                        13,910         465,846
St. Jude Medical, Inc.(a)                               7,340         266,956
Stryker Corp.                                           5,660         239,078
Varian Medical Systems, Inc.(a)                         7,030         261,024
Zimmer Holdings, Inc.(a)                                5,200         189,280
                                                                  -----------
                                                                    2,562,382
                                                                  -----------
HEALTH CARE PROVIDERS & SERVICES (2.9%)
Aetna, Inc.                                             4,060         125,860
AmerisourceBergen Corp.                                 6,280         228,090
Cardinal Health, Inc.                                   3,510         132,152
CIGNA Corp.                                             2,640          45,830
Coventry Health Care, Inc.(a)                           2,086          31,561
DaVita, Inc.(a)                                         6,860         322,420
Express Scripts, Inc.(a)                                5,688         305,787
Humana, Inc.(a)                                         1,600          60,688
Laboratory Corp. of America Holdings(a)                 3,100         183,520
McKesson Corp.                                          4,080         180,336
Medco Health Solutions, Inc.(a)                         4,250         190,952
Patterson Cos., Inc.(a)                                 7,490         137,741
Quest Diagnostics, Inc.                                 1,680          82,908
UnitedHealth Group, Inc.                               18,344         519,686
WellPoint, Inc.(a)                                      4,400         182,380
                                                                  -----------
                                                                    2,729,911
                                                                  -----------
HEALTH CARE TECHNOLOGY (0.3%)
IMS Health, Inc.                                       16,620         241,322
                                                                  -----------
HOTELS, RESTAURANTS & LEISURE (1.5%)
Darden Restaurants, Inc.                                3,240          84,953
Marriott International, Inc., Class A                   3,210          52,355
McDonald's Corp.                                        9,240         536,104
Starbucks Corp.(a)                                     25,420         239,965
Wyndham Worldwide Corp.                                29,300         179,609
YUM! Brands, Inc.                                       9,900         283,338
                                                                  -----------
                                                                    1,376,324
                                                                  -----------
HOUSEHOLD DURABLES (0.7%)
Black & Decker Corp.                                    5,180         149,754
Centex Corp.                                            1,400          11,914

D. R. Horton, Inc.                                      3,266          19,465
Harman International Industries, Inc.                   1,074          17,281
Jacobs Engineering Group, Inc.(a)                         980          37,897
KB HOME                                                   850           9,069
Leggett & Platt, Inc.                                   8,040         100,420
Lennar Corp., Class A                                   1,710          13,150
Newell Rubbermaid, Inc.                                 9,980          80,638
Pulte Homes, Inc.                                       1,750          17,762
Snap-on, Inc.                                             510          15,392
Stanley Works                                             750          23,445
Whirlpool Corp.                                         3,733         124,794
                                                                  -----------
                                                                      620,981
                                                                  -----------
HOUSEHOLD PRODUCTS (2.2%)
Clorox Co.                                              1,590          79,739
Colgate-Palmolive Co.                                   6,790         441,622
Kimberly-Clark Corp.                                    3,950         203,306
Procter & Gamble Co.                                   23,831       1,298,789
                                                                  -----------
                                                                    2,023,456
                                                                  -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Constellation Energy Group                              8,050         211,715
Dynegy, Inc., Class A(a)                                4,620           9,748
The AES Corp.(a)                                        8,350          66,049
                                                                  -----------
                                                                      287,512
                                                                  -----------
INDUSTRIAL CONGLOMERATES (1.9%)
3M Co.                                                  9,004         484,325
General Electric Co.                                   88,150       1,069,259
Textron, Inc.                                           9,450          85,334
Tyco International Ltd.                                 7,030         147,771
                                                                  -----------
                                                                    1,786,689
                                                                  -----------
INSURANCE (3.2%)
AFLAC, Inc.                                             4,050          94,001
American International Group, Inc.                    193,230         247,334
Aon Corp.                                               2,320          85,956
Assurant, Inc.                                          3,020          79,728
Chubb Corp.                                             3,110         132,424
Cincinnati Financial Corp.                              3,852          84,474
Genworth Financial, Inc., Class A                      97,730         226,734
Hartford Financial Services Group, Inc.                23,430         308,339
Lincoln National Corp.                                 13,306         201,320
Marsh & McLennan Cos., Inc.                             4,600          88,918
MBIA, Inc.(a)                                           3,240          12,506
MetLife, Inc.                                           6,540         187,894
Principal Financial Group, Inc.                         5,620          93,236
Progressive Corp.(a)                                   19,160         232,794
Prudential Financial, Inc.                              6,645         171,109
The Allstate Corp.                                      8,570         185,712
The Travelers Cos., Inc.                                4,980         192,427
Torchmark Corp.                                         1,040          31,200
Unum Group                                              3,290          46,586
XL Capital Ltd.                                        89,280         258,912
                                                                  -----------
                                                                    2,961,604
                                                                  -----------
INTERNET & CATALOG RETAIL (0.0%)
Expedia, Inc.(a)                                        3,660          32,684
                                                                  -----------
INTERNET SOFTWARE & SERVICES (2.3%)
Akamai Technologies, Inc.(a)                           20,020         269,870
Amazon.com, Inc.(a)                                     6,930         407,623
Google, Inc., Class A(a)                                2,837         960,410
McAfee, Inc.(a)                                         1,360          41,466

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                      SHARES         VALUE
                                                     --------     -----------
Salesforce.com, Inc.(a)                                 9,550     $   254,125
VeriSign, Inc.(a)                                      10,650         205,651
                                                                  -----------
                                                                    2,139,145
                                                                  -----------
IT SERVICES (1.4%)
Affiliated Computer Services, Inc., Class A(a)          1,040          47,694
Automatic Data Processing, Inc.                         4,710         171,114
Cognizant Technology Solutions Corp., Class A(a)       17,850         334,331
Computer Sciences Corp.(a)                              1,670          61,523
Convergys Corp.(a)                                      1,890          14,232
Fidelity National Information Services, Inc.            1,886          30,006
Fiserv, Inc.(a)                                         5,350         169,863
Paychex, Inc.                                          10,560         256,502
Western Union Co.                                      19,000         259,540
                                                                  -----------
                                                                    1,344,805
                                                                  -----------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Eastman Kodak Co.                                      23,430         106,138
Hasbro, Inc.                                            1,330          32,093
Mattel, Inc.                                            7,340         104,154
                                                                  -----------
                                                                      242,385
                                                                  -----------
LIFE SCIENCES TOOLS AND SERVICES (0.2%)
Millipore Corp.(a)                                        840          46,335
Thermo Fisher Scientific, Inc.(a)                       3,670         131,863
                                                                  -----------
                                                                      178,198
                                                                  -----------
MACHINERY (1.7%)
Caterpillar, Inc.                                      10,720         330,712
Cummins, Inc.                                           1,830          43,883
Danaher Corp.                                           4,670         261,193
Deere & Co.                                             3,512         122,007
Dover Corp.                                             1,780          50,339
Eaton Corp.                                             1,530          67,351
Flowserve Corp.                                           520          27,721
Illinois Tool Works, Inc.                               3,490         113,984
Ingersoll-Rand Co., Class A                             7,567         122,661
ITT Industries, Inc.                                    1,740          78,787
PACCAR, Inc.                                           11,485         303,089
Pall Corp.                                              1,130          29,459
Parker Hannifin Corp.                                   1,425          54,449
The Manitowoc Co., Inc.                                 1,180           6,490
                                                                  -----------
                                                                    1,612,125
                                                                  -----------
MEDIA (1.0%)
CBS Corp., Class B                                     38,200         218,504
Gannett Co., Inc.                                      37,050         213,779
Interpublic Group of Cos., Inc.(a)                      5,610          18,681
McGraw Hill Cos., Inc.                                  9,880         217,261
Meredith Corp.                                          6,060          96,778
New York Times Co., Class A                             3,750          18,638
Omnicom Group, Inc.                                     3,310          85,696
Scripps Networks Interactive, Class A                   1,970          42,296
The Washington Post Co., Class B                          170          66,395
                                                                  -----------
                                                                      978,028
                                                                  -----------
METALS & MINING (1.7%)
AK Steel Holding Corp.                                 12,690         102,408
Alcoa, Inc.                                            21,420         166,862
Allegheny Technologies, Inc.                              870          19,218
Freeport-McMoRan Copper & Gold, Inc., Class B          15,669         393,919
Newmont Mining Corp.                                    3,650         145,197
Nucor Corp.                                             9,470         386,281
Titanium Metals Corp.                                  42,450         299,273
United States Steel Corp.                               3,780         113,513
                                                                  -----------
                                                                    1,626,671
                                                                  -----------
MULTI-UTILITIES (2.3%)
Ameren Corp.                                            5,130         170,572
CenterPoint Energy, Inc.                               11,250         150,525
CMS Energy Corp.                                        5,100          59,925
Consolidated Edison, Inc.                               4,170         169,927
Dominion Resources, Inc.                                4,984         175,337
DTE Energy Co.                                          4,050         139,725
Duke Energy Corp.                                      16,346         247,642
Integrys Energy Group, Inc.                             3,068         128,089
NiSource, Inc.                                         18,630         180,338
PG&E Corp.                                              3,240         125,291
Public Service Enterprise Group, Inc.                   4,676         147,621
SCANA Corp.                                             2,520          86,411
Sempra Energy                                           2,290         100,394
TECO Energy, Inc.                                       9,760         117,218
Wisconsin Energy Corp.                                  1,210          53,942
Xcel Energy, Inc.                                       7,500         138,450
                                                                  -----------
                                                                    2,191,407
                                                                  -----------
MULTILINE RETAIL (1.2%)
Big Lots, Inc.(a)                                       1,050          14,122
Family Dollar Stores, Inc.                              1,440          39,989
J.C. Penney Co., Inc.                                   6,920         115,910
Kohl's Corp.(a)                                         2,720          99,851
Macy's, Inc.                                           28,802         257,778
Nordstrom, Inc.                                         1,620          20,558
Sears Holdings Corp.(a)                                 9,260         378,919
Target Corp.                                            6,250         195,000
                                                                  -----------
                                                                    1,122,127
                                                                  -----------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                            10,230          67,927
                                                                  -----------
OIL, GAS & CONSUMABLE FUELS (11.1%)
Anadarko Petroleum Corp.                                7,530         276,652
Apache Corp.                                            5,200         390,000
Cabot Oil & Gas Corp., Class A                          6,820         187,482
Chesapeake Energy Corp.                                17,360         274,462
Chevron Corp.                                          18,779       1,324,295
ConocoPhillips                                         11,949         567,936
CONSOL Energy, Inc.                                     6,320         172,283
Devon Energy Corp.                                      5,340         328,944
El Paso Corp.                                           6,790          55,542
EOG Resources, Inc.                                     5,240         355,115
Exxon Mobil Corp.                                      42,882       3,279,615
Hess Corp.                                              5,440         302,519
Marathon Oil Corp.                                      5,830         158,751
Massey Energy Co.                                         730          11,081
Murphy Oil Corp.                                        6,840         302,191
Noble Energy, Inc.                                      1,360          66,545
Occidental Petroleum Corp.                              6,362         347,047
Peabody Energy Corp.                                    2,180          54,500
Pioneer Natural Resources Co.                           1,410          20,642
Range Resources Corp.                                   4,550         163,072
Southwestern Energy Co.(a)                              2,660          84,189
Sunoco, Inc.                                            9,110         421,975
Tesoro Corp.                                           25,850         445,396
Valero Energy Corp.                                    11,410         275,209
Williams Cos., Inc.                                     5,280          74,712
XTO Energy, Inc.                                       12,275         455,280
                                                                  -----------
                                                                   10,395,435
                                                                  -----------

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                    ---------     -----------
PAPER & FOREST PRODUCTS (0.5%)
International Paper Co.                                17,200     $   156,864
MeadWestvaco Corp.                                     15,290         177,976
Weyerhaeuser Co.                                        4,580         125,217
                                                                  -----------
                                                                      460,057
                                                                  -----------
PERSONAL PRODUCTS (0.4%)
Avon Products, Inc.                                    10,870         222,292
The Estee Lauder Cos., Inc., Class A                    6,140         161,175
                                                                  -----------
                                                                      383,467
                                                                  -----------
PHARMACEUTICALS (4.8%)
Abbott Laboratories                                    12,920         716,285
Allergan, Inc.                                          2,890         110,167
Bristol-Myers Squibb Co.                               17,270         369,751
Eli Lilly & Co.                                         8,680         319,598
Forest Laboratories, Inc.(a)                            9,150         229,116
Johnson & Johnson                                      24,770       1,428,981
King Pharmaceuticals, Inc.(a)                           3,280          28,667
Merck & Co., Inc.                                      17,320         494,486
Mylan Laboratories, Inc.(a)                             3,930          44,527
Schering-Plough Corp.                                  13,260         232,846
Watson Pharmaceuticals, Inc.(a)                         1,640          44,739
Wyeth                                                  11,080         476,107
                                                                  -----------
                                                                    4,495,270
                                                                  -----------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.2%)
CB Richard Ellis Group, Inc., Class A(a)               53,510         192,636
                                                                  -----------
REAL ESTATE INVESTMENT TRUST (1.6%)
Apartment Investment & Management Co., Class A          8,932          79,405
AvalonBay Communities, Inc.                             1,480          76,679
Boston Properties, Inc.                                 2,480         107,384
Developers Diversified Realty Corp.                     3,820          18,336
Equity Residential                                      4,320         103,378
HCP, Inc.                                               5,630         131,404
Host Hotels & Resorts, Inc.                            28,220         151,824
Kimco Realty Corp.                                      6,800          97,784
Plum Creek Timber Co., Inc.                             1,510          46,463
ProLogis                                               40,560         406,005
Public Storage, Inc.                                      997          61,684
Simon Property Group, Inc.                              3,210         137,966
Vornado Realty Trust                                    2,620         133,122
                                                                  -----------
                                                                    1,551,434
                                                                  -----------
ROAD & RAIL (0.7%)
Burlington Northern Santa Fe Corp.                      2,460         162,975
CSX Corp.                                               3,410          98,754
Norfolk Southern Corp.                                  3,190         122,368
Ryder System, Inc.                                      2,020          68,236
Union Pacific Corp.                                     4,310         188,735
                                                                  -----------
                                                                      641,068
                                                                  -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Micro Devices, Inc.(a)                         5,510          12,067
Altera Corp.                                           11,600         178,408
Analog Devices, Inc.                                    6,140         122,677
Applied Materials, Inc.                                12,470         116,844
Broadcom Corp., Class A(a)                              3,760          59,596
Intel Corp.                                            45,960         592,884
KLA-Tencor Corp.                                        1,670          33,467
Linear Technology Corp.                                 2,070          48,479
LSI Logic Corp.(a)                                      6,630          21,083
MEMC Electronic Materials, Inc.(a)                     10,790         146,744
Microchip Technology, Inc.                              4,980          94,471
Micron Technology, Inc.(a)                             11,640          43,301
National Semiconductor Corp.                           20,890         211,825
Novellus Systems, Inc.(a)                               1,180          16,272
NVIDIA Corp.(a)                                         5,665          45,037
QLogic Corp.(a)                                         2,270          25,696
Teradyne, Inc.(a)                                       1,870           8,995
Texas Instruments, Inc.                                22,600         337,870
Xilinx, Inc.                                            3,090          52,066
                                                                  -----------
                                                                    2,167,782
                                                                  -----------
SOFTWARE (3.5%)
Adobe Systems, Inc.(a)                                 10,874         209,977
Autodesk, Inc.(a)                                      13,800         228,528
BMC Software, Inc.(a)                                  11,480         290,788
CA, Inc.                                                4,280          76,997
Citrix Systems, Inc.(a)                                 2,050          43,132
Compuware Corp.(a)                                     18,320         119,080
Electronic Arts, Inc.(a)                                3,460          53,422
Intuit, Inc.(a)                                        10,540         238,731
Microsoft Corp.                                        71,380       1,220,598
Novell, Inc.(a)                                         4,510          16,687
Oracle Corp.(a)                                        41,601         700,145
Symantec Corp.(a)                                       7,862         120,525
                                                                  -----------
                                                                    3,318,610
                                                                  -----------
SPECIALTY RETAIL (2.6%)
Abercrombie & Fitch Co., Class A                       12,100         215,985
AutoNation, Inc.(a)                                    10,560          97,997
AutoZone, Inc.(a)                                       1,740         231,229
Bed Bath & Beyond, Inc.(a)                              8,670         201,404
Best Buy Co., Inc.                                      2,950          82,659
GameStop Corp., Class A(a)                              6,892         170,784
Gap, Inc.                                               4,220          47,602
Home Depot, Inc.                                       13,880         298,836
Limited Brands                                         13,420         106,286
Lowe's Cos., Inc.                                      11,910         217,596
Office Depot, Inc.(a)                                 101,530         219,305
RadioShack Corp.                                        1,290          14,783
Staples, Inc.                                           6,455         102,893
The Sherwin-Williams Co.                                3,980         190,045
Tiffany & Co.                                           1,160          24,070
TJX Cos., Inc.                                         13,770         267,413
                                                                  -----------
                                                                    2,488,887
                                                                  -----------
TEXTILES APPAREL & LUXURY GOODS (0.8%)
Coach, Inc.(a)                                         17,160         250,536
Jones Apparel Group, Inc.                              43,280         149,749
NIKE, Inc., Class B                                     5,810         262,903
Polo Ralph Lauren Corp.                                   640          26,259
VF Corp.                                                1,050          58,821
                                                                  -----------
                                                                      748,268
                                                                  -----------
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.                               4,880          56,608
People's United Financial, Inc.                         2,110          34,520
Washington Mutual, Inc.                                     1               0
                                                                  -----------
                                                                       91,128
                                                                  -----------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.                                            5,630         192,433
W.W. Grainger, Inc.                                       590          43,041
                                                                  -----------
                                                                      235,474
                                                                  -----------

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                     SHARES          VALUE
                                                    ---------     -----------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
American Tower Corp., Class A(a)                        3,870     $   117,416
Sprint Corp.(a)                                        37,662          91,518
                                                                  -----------
                                                                      208,934
                                                                  -----------
TOTAL COMMON STOCKS (COST $144,436,135)                            92,478,485
                                                                  -----------
SHORT-TERM INVESTMENT (1.5%)
Fifth Third Institutional Government
  Money Market Fund, 0.68%(b)                       1,350,797       1,350,797
                                                                  -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,350,797)                      1,350,797
                                                                  -----------
   TOTAL INVESTMENTS (COST $145,786,932) 100.0%                    93,829,282

   OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%*                         42,533
                                                                  -----------
      NET ASSETS 100.0%                                           $93,871,815
                                                                  ===========

*     Amount shown represents less than 0.005%
(a)   Represents non-income producing security.
(b)   Variable rate security. Rate shown represents the rate as of January 31,
      2009.
ADR   American Depositary Receipt

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                SHARES OR
                                                                                PRINCIPAL
                                                                                 AMOUNT                VALUE
                                                                               -----------          -----------
CORPORATE BONDS (23.6%)

AEROSPACE & DEFENSE (0.7%)
United Technologies Corp., 6.35%, 3/1/11                                       $ 1,000,000          $ 1,065,594
                                                                                                    -----------
ASSET BACKED MORTGAGES (0.4%)
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35                              1,000,000              419,489
Countrywide Asset-Backed Certificates, 6.05%, 5/25/36                              500,000              185,516
                                                                                                    -----------
                                                                                                        605,005
                                                                                                    -----------
BROKERAGE SERVICES (0.5%)
Jeffries Group, Inc., 7.75%, 3/15/12                                               715,000              671,377
                                                                                                    -----------
CAPITAL MARKETS (1.0%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                                            500,000              497,996
UBS AG Stamford Connecticut, 5.88%, 7/15/16                                      1,000,000              893,805
                                                                                                    -----------
                                                                                                      1,391,801
                                                                                                    -----------
COMMERCIAL BANKS (4.1%)
Bank of America Corp., 4.88%, 9/15/12                                              500,000              480,330
Bank of America Corp., 7.23%, 8/15/12                                              500,000              503,061
Bank One Capital III, 8.75%, 9/1/30                                                500,000              460,334
Bank One Corp., 5.25%, 1/30/13                                                     500,000              496,454
Chase Manhattan Corp., 7.00%, 11/15/09                                           1,006,000            1,019,068
Hudson United Bank, 7.00%, 5/15/12                                                 681,000              713,893
National City Corp., 4.90%, 1/15/15                                              1,000,000              918,724
Southtrust Bank NA, 7.69%, 5/15/25                                               1,000,000              755,858
Wells Fargo & Co., 4.95%, 10/16/13                                                 500,000              482,379
                                                                                                    -----------
                                                                                                      5,830,101
                                                                                                    -----------
COMPUTERS & PERIPHERALS (0.7%)
Hewlett-Packard Co., 4.50%, 3/1/13                                               1,000,000            1,041,119
                                                                                                    -----------
CONSULTING SERVICES (0.6%)
Science Applications International Corp., 7.13%, 7/1/32                          1,000,000              833,334
                                                                                                    -----------
CONSUMER STAPLES (2.7%)
Avon Products, Inc., 5.75%, 3/1/18                                               1,000,000              953,076
Coca-Cola Co., 5.35%, 11/15/17                                                   1,350,000            1,433,387
PepsiCo, Inc., 4.65%, 2/15/13                                                      935,000              996,444
Safeway, Inc., 4.95%, 8/16/10                                                      500,000              505,111
                                                                                                    -----------
                                                                                                      3,888,018
                                                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Citigroup, Inc., 4.88%, 5/7/15                                                     500,000              380,147
                                                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Eaton Corp., 4.90%, 5/15/13                                                        500,000              496,918
                                                                                                    -----------
FINANCIAL SERVICES (3.4%)
Boeing Capital Corp., 5.80%, 1/15/13                                               500,000              510,094
Boeing Capital Corp., 6.50%, 2/15/12                                               500,000              526,290
CME Group, Inc., 5.40%, 8/1/13                                                   1,000,000            1,005,527
HSBC Finance Corp., 5.25%, 1/14/11                                               1,000,000              964,926
John Deere Capital Corp., Series D, 4.40%, 7/15/09                               1,000,000            1,010,067
SLM Corp., 4.86%, 3/2/09(a)                                                        500,000              491,140
SLM Corp., 5.00%, 6/15/18, Callable 2/23/09 @ 100                                  500,000              317,906
                                                                                                    -----------
                                                                                                      4,825,950
                                                                                                    -----------
FORESTRY (0.1%)
Louisiana Pacific Corp., 8.88%, 8/15/10                                            125,000              104,723
                                                                                                    -----------
INSURANCE (1.6%)
Allstate Corp., 5.00%, 8/15/14                                                     500,000              485,924
GE Global Insurance Holding Corp., 6.45%, 3/1/19                                 1,000,000              911,297
Prudential Financial, Inc., Series C, 4.75%, 6/13/15                             1,000,000              832,924
                                                                                                    -----------
                                                                                                      2,230,145
                                                                                                    -----------
MORTGAGE BACKED SECURITIES - FINANCIAL SERVICES (1.5%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35                                1,000,000              419,279
Wells Fargo Mortgage Backed Securities, 4.45%, 10/25/33(a)                       1,279,041            1,046,025

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                 SHARES OR
                                                                                 PRINCIPAL
                                                                                  AMOUNT              VALUE
                                                                                -----------        ------------
Wells Fargo Mortgage Backed Securities, 5.50%, 2/25/37                          $ 1,719,000        $    625,850
                                                                                                   ------------
                                                                                                      2,091,154
                                                                                                   ------------
MORTGAGE BACKED SECURITIES - RELIGIOUS ORGANIZATIONS (1.9%)(b)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11,
   Callable 3/15/2009 @ 100                                                          83,000              83,563
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12,
   Callable 3/15/2009 @ 100                                                          57,000              57,183
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12,
   Callable 3/15/2009 @ 100                                                          89,000              89,390
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14,
   Callable 3/15/2009 @ 100                                                          73,000              73,290
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15,
   Callable 3/15/2009 @ 100                                                         106,000             105,970
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15,
   Callable 3/15/2009 @ 100                                                          63,000              63,326
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16,
   Callable 3/15/2009 @ 100                                                          90,000              90,520
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16,
   Callable 3/15/2009 @ 100                                                          63,000              63,400
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable
   4/21/2009 @ 100                                                                  152,000             152,675
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable
   4/21/2009 @ 100                                                                  101,000             100,998
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable
   4/21/2009 @ 100                                                                  203,000             204,250
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable
   4/21/2009 @ 100                                                                  212,000             213,421
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable
   4/21/2009 @ 100                                                                   46,000              46,049
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable
   4/21/2009 @ 100                                                                   86,000              85,567
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 7/12/2009 @ 100                29,000              28,641
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 7/12/2009 @ 100                71,000              70,357
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 7/12/2009 @ 100                74,000              73,625
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 7/12/2009 @ 100                87,000              87,510
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 7/12/2009 @ 100                90,000              90,574
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 7/12/2009 @ 100                23,000              22,883
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 7/12/2009 @ 100               121,000             120,386
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, Callable
   3/21/2009 @ 100(c)                                                                44,000              42,141
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, Callable
   3/21/2009 @ 100(c)                                                               111,000             105,590
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, Callable
   3/21/2009 @ 100(c)                                                               147,000             138,947
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, Callable
   3/21/2009 @ 100(c)                                                               152,000             143,673
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, Callable
   3/21/2009 @ 100(c)                                                               158,000             149,344

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                 SHARES OR
                                                                                 PRINCIPAL
                                                                                  AMOUNT              VALUE
                                                                                -----------        ------------
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, Callable
    3/21/2009 @ 100(c)                                                          $   165,000        $    155,961
                                                                                                   ------------
                                                                                                      2,659,234
                                                                                                   ------------
OIL & GAS - INTEGRATED (0.3%)
Phillips Petroleum Co., 6.65%, 7/15/18                                              500,000             510,867
                                                                                                   ------------
PHARMACEUTICALS (0.4%)
Eli Lilly & Co., 6.00%, 3/15/12                                                     500,000             543,617
                                                                                                   ------------
RETAIL (0.3%)
AutoZone, Inc., 4.75%, 11/15/10                                                     500,000             497,585
                                                                                                   ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.3%)
Applied Materials, Inc., 7.13%, 10/15/17                                            500,000             462,262
                                                                                                   ------------
TRANSPORTATION (0.3%)
Union Pacific Corp., 3.63%, 6/1/10                                                  500,000             494,263
                                                                                                   ------------
UTILITIES-ELECTRIC & GAS (0.4%)
Duke Energy Corp., 6.25%, 1/15/12                                                   500,000             524,419
                                                                                                   ------------
UTILITIES-TELECOMMUNICATIONS (1.8%)
AT&T, Inc., 5.88%, 8/15/12                                                        2,000,000           2,094,662
Verizon New England, Inc., 4.75%, 10/1/13                                           500,000             456,590
                                                                                                   ------------
                                                                                                      2,551,252
                                                                                                   ------------
TOTAL CORPORATE BONDS (COST $38,445,663)                                                             33,698,885
                                                                                                   ------------
U.S. GOVERNMENT AGENCIES (22.1%)
FEDERAL FARM CREDIT BANK (3.8%)
4.70%, 1/17/18, Callable 1/17/13 @ 100                                            2,000,000           2,041,674
5.05%, 8/1/18                                                                       300,000             326,294
5.60%, 11/21/22, Callable 11/21/12 @ 100                                          3,000,000           3,057,132
                                                                                                   ------------
                                                                                                      5,425,100
                                                                                                   ------------
FEDERAL HOME LOAN BANK (4.9%)
4.75%, 12/12/14                                                                   4,445,000           4,805,196
4.88%, 3/11/11                                                                    2,000,000           2,132,378
                                                                                                   ------------
                                                                                                      6,937,574
                                                                                                   ------------
FEDERAL HOME LOAN MORTGAGE CORP. (3.0%)
4.63%, 10/25/12                                                                   2,000,000           2,159,586
5.00%, 10/18/10                                                                   2,000,000           2,115,282
                                                                                                   ------------
                                                                                                      4,274,868
                                                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (10.4%)
3.25%, 4/28/11, Callable 4/28/09 @ 100                                            3,000,000           3,016,098
4.00%, 1/28/13                                                                    2,400,000           2,543,448
4.25%, 2/25/13                                                                    1,000,000           1,068,926
4.50%, 5/28/15, Callable 5/28/2009 @ 100                                          2,000,000           2,014,262
4.91%, 6/10/20(a)                                                                 2,000,000           1,993,000
5.24%, 8/7/18, Callable 8/7/2013 @ 100                                            2,020,000           2,129,104
5.40%, 3/9/17, Callable 3/9/10 @ 100                                              1,000,000           1,022,214
5.50%, 5/3/17, Callable 5/3/10 @ 100                                              1,000,000           1,032,629
                                                                                                   ------------
                                                                                                     14,819,681
                                                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $31,258,431)                                                    31,457,223
                                                                                                   ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (43.3%)
FEDERAL HOME LOAN MORTGAGE CORP. (15.0%)
4.57%, 1/1/35(a)                                                                    829,736             822,604
4.62%, 3/1/35(a)                                                                  1,828,537           1,812,321
5.00%, 7/15/19                                                                    1,300,907           1,336,907
5.00%, 5/15/25                                                                      375,631             379,899
5.00%, 8/15/35                                                                    1,811,590           1,783,776
5.00%, 11/1/37                                                                    2,838,779           2,902,089
5.50%, 3/1/23                                                                     1,378,053           1,413,778
5.50%, 4/1/30                                                                     1,175,099           1,203,718
5.50%, 6/1/34                                                                     1,115,246           1,142,407
5.50%, 3/1/38                                                                     3,795,796           3,886,997

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                 SHARES OR
                                                                                 PRINCIPAL
                                                                                  AMOUNT              VALUE
                                                                                -----------        ------------
5.75%, 8/15/31                                                                  $   444,312        $    464,559
6.00%, 9/1/34                                                                     1,360,581           1,408,442
6.00%, 8/1/36                                                                       333,686             344,694
6.00%, 6/1/37                                                                        99,132             102,381
6.00%, 12/1/37                                                                    1,040,815           1,074,930
6.00%, 3/1/38                                                                     1,227,964           1,268,213
                                                                                                   ------------
                                                                                                     21,347,715
                                                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (24.7%)
0.81%, 11/25/36(a)                                                                2,749,306           2,696,701
3.75%, 7/1/35(a)                                                                  3,016,572           2,930,989
4.45%, 12/1/40(a)                                                                 1,810,590           1,773,129
4.73%, 7/1/34(a)                                                                    126,735             126,501
4.73%, 3/1/35(a)                                                                    306,160             311,349
5.00%, 10/1/24                                                                      720,052             734,456
5.00%, 1/1/30                                                                     1,608,503           1,636,803
5.00%, 1/1/35                                                                     1,741,650           1,772,292
5.05%, 7/1/35(a)                                                                  2,384,006           2,397,120
5.50%, 12/1/34                                                                    1,324,742           1,357,004
5.50%, 2/1/35                                                                        61,036              62,637
5.50%, 5/1/36                                                                     2,725,074           2,791,440
5.50%, 8/1/36                                                                       960,747             984,145
5.50%, 9/1/36                                                                       847,403             865,488
5.50%, 4/25/37                                                                      749,731             709,795
5.50%, 9/1/37                                                                     3,270,717           3,350,372
5.59%, 12/1/36                                                                    3,125,076           3,201,672
5.65%, 5/1/36(a)                                                                  2,007,032           2,065,864
6.00%, 9/1/36                                                                     1,737,859           1,792,674
6.03%, 8/1/36(a)                                                                  1,419,247           1,469,641
6.50%, 2/1/36                                                                     1,201,455           1,254,406
6.00%, 5/1/37                                                                       732,945             756,063
                                                                                                   ------------
                                                                                                     35,040,541
                                                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. (3.6%)
5.00%, 4/15/38                                                                      989,015           1,010,261
5.50%, 4/20/37                                                                      500,000             482,307
5.50%, 4/15/38                                                                    1,934,582           1,985,638
6.00%, 1/15/26                                                                        2,064               2,147
6.00%, 12/15/28                                                                       2,192               2,269
6.00%, 3/15/29                                                                        2,117               2,190
6.00%, 11/15/31                                                                       2,402               2,482
6.00%, 6/15/37                                                                      892,120             919,527
6.00%, 10/15/37                                                                     881,751             908,417
                                                                                                   ------------
                                                                                                      5,315,238
                                                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $60,976,428)                          61,703,494
                                                                                                   ------------
U.S. TREASURY OBLIGATIONS (8.4%)
U.S. TREASURY NOTES (8.4%)
3.50%, 2/15/18                                                                    3,000,000           3,161,250
4.25%, 11/15/13                                                                   4,000,000           4,485,936
4.50%, 3/31/12                                                                    4,000,000           4,381,564
                                                                                                   ------------
                                                                                                     12,028,750
                                                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $11,274,811)                                                   12,028,750
                                                                                                   ------------
SHORT-TERM INVESTMENT (1.8%)
Fifth Third Institutional Government Money Market Fund, 0.68%(a)                  2,532,238           2,532,238
                                                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,532,238)                                                        2,532,238
                                                                                                   ------------
   TOTAL INVESTMENTS (COST $144,487,571) 99.2%                                                      141,420,590

   OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%                                                         1,202,915
                                                                                                   ------------
      NET ASSETS 100.0%                                                                            $142,623,505
                                                                                                   ============

(a) Variable rate security. Rate shown represents the rate as of January 31, 2009.
(b) The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds and are manually priced by the Adviser based on the Funds' fair value policies and procedures adopted by the Board of Directors.
(c) Security is in default.

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES               VALUE
                                                                 ---------           -----------
COMMON STOCKS (96.9%)

AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, ADR                            2,070           $    31,195
                                                                                     -----------
AIRLINES (0.2%)
Lan Airlines SA, Sponsored ADR                                       2,690                22,354
Ryanair Holdings PLC, Sponsored ADR(a)                               2,490                59,810
                                                                                     -----------
                                                                                          82,164
                                                                                     -----------
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A                                   1,710                47,589
                                                                                     -----------
AUTOMOBILES (3.6%)
DaimlerChrysler AG                                                  12,080               338,119
Honda Motor Co., Ltd., Sponsored ADR                                19,590               443,909
Nissan Motor Co., Ltd., Sponsored ADR                               13,110                78,398
Toyota Motor Corp., Sponsored ADR                                   16,910             1,073,954
                                                                                     -----------
                                                                                       1,934,380
                                                                                     -----------
CAPITAL MARKETS (2.0%)
Credit Suisse Group, Sponsored ADR                                  12,460               317,605
Deutsche Bank AG, Registered                                         7,230               185,449
Nomura Holdings, Inc., ADR                                          23,390               150,398
UBS AG, ADR(a)                                                      35,613               443,382
                                                                                     -----------
                                                                                       1,096,834
                                                                                     -----------
CHEMICALS (1.2%)
Agrium, Inc.                                                         1,990                66,605
NOVA Chemicals Corp.                                                 1,160                 2,077
Potash Corp. of Saskatchewan, Inc.                                   3,770               282,222
Sociedad Quimica y Minera de Chile SA, Sponsored ADR                 1,470                39,837
Syngenta AG, ADR                                                     6,880               265,706
                                                                                     -----------
                                                                                         656,447
                                                                                     -----------
COMMERCIAL BANKS (13.2%)
Allied Irish Banks PLC, Sponsored ADR                                5,090                13,947
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR                   46,490               431,892
Banco Bradesco SA, Sponsored ADR                                    41,970               375,631
Banco de Chile, ADR                                                    918                31,524
Banco Itau Holding Financeira SA, ADR                               35,422               355,637
Banco Santander Central Hispano SA, Sponsored ADR                   98,080               768,947
Banco Santander Chile SA, ADR                                        1,350                47,763
Bank of Ireland, Sponsored ADR                                       2,990                 8,970
Bank of Montreal                                                     7,850               209,595
Bank of Nova Scotia                                                 13,800               331,200
Barclays PLC, Sponsored ADR                                         25,650               146,461
Canadian Imperial Bank of Commerce                                   5,420               202,925
HDFC Bank Ltd., ADR                                                  1,650                95,139
HSBC Holdings PLC, Sponsored ADR                                    30,690             1,192,000
ICICI Bank Ltd., Sponsored ADR                                       6,370               104,978
Lloyds TSB Group PLC, Sponsored ADR                                 17,740                92,425
Mitsubishi UFJ Financial Group, Inc., ADR                          127,140               699,270
Mizuho Financial Group, Inc., ADR                                   67,720               334,537
National Bank of Greece SA, ADR                                     24,926                80,760
Royal Bank of Canada                                                18,620               457,680
Royal Bank of Scotland Group PLC, Sponsored ADR                     10,308                61,848
Shinhan Financial Group Co., Ltd., ADR(a)                            5,450               217,291
The Toronto - Dominion Bank                                         11,540               372,396
Unibanco-Unico de Bancos Brasileiros SA, GDR                         3,180               178,970
Westpac Banking Corp., Sponsored ADR                                 7,420               359,796
                                                                                     -----------
                                                                                       7,171,582
                                                                                     -----------
COMMUNICATIONS EQUIPMENT (2.3%)
Alcatel-Lucent, Sponsored ADR(a)                                    27,190                53,564
Nokia Oyj, Sponsored ADR                                            46,760               573,745
Research In Motion Ltd.(a)                                           6,170               341,818
Telefonektiebolaget LM Ericsson, Sponsored ADR                      35,950               287,241
                                                                                     -----------
                                                                                       1,256,368
                                                                                     -----------
CONSTRUCTION MATERIALS (0.6%)
Cemex SA de CV, Sponsored ADR(a)                                    22,230               173,172
CRH PLC, Sponsored ADR                                               6,860               162,925
                                                                                     -----------
                                                                                         336,097
                                                                                     -----------
CONSUMER FINANCE (0.1%)
Orix Corp., Sponsored ADR                                            2,390                52,150
                                                                                     -----------
DIVERSIFIED CONSUMER SERVICES (0.5%)
Reed Elsevier NV, Sponsored ADR                                      5,433               120,776
Reed Elsevier PLC, Sponsored ADR                                     4,757               143,328
                                                                                     -----------
                                                                                         264,104
                                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES (0.8%)
ING Groep NV, Sponsored ADR                                         24,730               206,001
KB Financial Group, Inc., ADR(a)                                     9,840               254,462
                                                                                     -----------
                                                                                         460,463
                                                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (6.5%)
BCE, Inc.                                                           11,385               232,937
Brasil Telecom Participacoes SA, ADR                                   850                27,498
BT Group PLC, Sponsored ADR                                         11,150               169,926
China Unicom Ltd., ADR                                              19,445               178,700
France Telecom SA, Sponsored ADR                                    25,590               575,007
Hellenic Telecommunications Organization SA, ADR                     7,710                58,442
Nippon Telegraph & Telephone Corp., ADR                             16,230               390,656
Portugal Telecom SGPS SA, Sponsored ADR                             14,320               115,276
PT Telekomunikasi Indonesia, Sponsored ADR                           4,480                98,157
Tele Norte Leste Participacoes SA, ADR                               7,610                93,603
Telecom Corp. of New Zealand Ltd., Sponsored ADR                     6,018                40,501
Telecom Italia S.p.A., Sponsored ADR                                13,770               170,059
Telefonica SA, Sponsored ADR                                        20,340             1,090,427
Telefonos de Mexico SA de CV, Sponsored ADR                          8,950               158,505
Telus Corp. ADR                                                      5,020               134,335
                                                                                     -----------
                                                                                       3,534,029
                                                                                     -----------

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES               VALUE
                                                                 ---------           -----------
ELECTRIC UTILITIES (0.6%)
Companhia Energetica de Minas Gervais, Sponsored ADR                 8,531           $   115,936
Enersis SA, Sponsored ADR                                            8,350               119,822
Korea Electric Power Corp., Sponsored ADR(a)                        10,340               102,780
                                                                                     -----------
                                                                                         338,538
                                                                                     -----------
ELECTRICAL EQUIPMENT (0.7%)
ABB Ltd., Sponsored ADR                                             28,300               369,315
                                                                                     -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
AU Optronics Corp., Sponsored ADR                                   21,924               155,222
Hitachi Ltd., Sponsored ADR                                          4,520               136,323
Kyocera Corp., Sponsored ADR                                         2,870               182,561
LG Display Co., Ltd., ADR(a)                                         5,810                55,311
Panasonic Corp., Sponsored ADR                                      24,720               296,146
TDK Corp., ADR                                                       2,170                81,093
                                                                                     -----------
                                                                                         906,656
                                                                                     -----------
ENERGY EQUIPMENT & SERVICES (0.2%)
Tenaris SA, ADR                                                      6,330               125,271
                                                                                     -----------
FOOD & STAPLES RETAILING (0.1%)
Distribucion y Servicio D&S SA, ADR                                  1,230                29,643
                                                                                     -----------
FOOD PRODUCTS (2.1%)
Cadbury Schweppes PLC, Sponsored ADR                                 5,990               193,477
Unilever NV, NY Shares                                              24,160               530,795
Unilever PLC, Sponsored ADR                                         18,624               408,238
                                                                                     -----------
                                                                                       1,132,510
                                                                                     -----------
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew PLC, Sponsored ADR                                    3,160               114,898
                                                                                     -----------
HEALTH CARE PROVIDERS & SERVICES (0.3%)
Fresenius Medical Care AG & Co., ADR                                 4,000               179,040
                                                                                     -----------
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, ADR                               3,841                28,654
                                                                                     -----------
HOUSEHOLD DURABLES (0.4%)
Koninklijke Royal Philips Electronics NV, NY Shares                 12,890               234,469
Thomson, Sponsored ADR(a)                                            4,190                 5,908
                                                                                     -----------
                                                                                         240,377
                                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Companhia Paranaense de Energia-Copel, Sponsored ADR                 1,900                17,556
Empresa Nacional de Electricidad SA, Sponsored ADR                   4,370               163,351
                                                                                     -----------
                                                                                         180,907
                                                                                     -----------
INDUSTRIAL CONGLOMERATES (1.2%)
Siemens AG, Sponsored ADR                                           11,410               639,644
Tomkins PLC, Sponsored ADR                                           2,970                20,018
                                                                                     -----------
                                                                                         659,662
                                                                                     -----------
INSURANCE (3.8%)
Aegon NV, NY Registered Shares                                      15,000                77,700
Allianz AG, ADR                                                     55,560               462,815
Axa, ADR                                                            21,970               353,717
China Life Insurance Co., Ltd., ADR                                 13,530               535,517
Manulife Financial Corp.                                            20,260               335,303
Prudential PLC, ADR                                                 15,400               149,072
Sun Life Financial, Inc.                                             7,710               155,202
                                                                                     -----------
                                                                                       2,069,326
                                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
FUJIFILM Holdings Corp., ADR                                         7,070               153,419
                                                                                     -----------
LIFE SCIENCES TOOLS AND SERVICES (0.0%)*
MDS, Inc.(a)                                                         2,210                17,172
                                                                                     -----------
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR                                          2,810                76,095
                                                                                     -----------
MEDIA (1.1%)
Grupo Televisa SA, Sponsored ADR                                    12,500               174,875
Pearson PLC, Sponsored ADR                                          11,190               106,417
Shaw Communications, Inc., Class B                                   5,680                91,732
Thomson Reuters Corp.                                                3,740                91,219
WPP PLC, Sponsored ADR                                               3,780               105,726
                                                                                     -----------
                                                                                         569,969
                                                                                     -----------
METALS & MINING (9.6%)
Agnico-Eagle Mines Ltd.                                              1,950               103,428
Alumina Ltd., Sponsored ADR                                          4,150                11,952
Anglo American PLC, Unsponsored ADR                                 31,726               286,486
AngloGold Ashanti Ltd., Sponsored ADR                                4,900               140,581
Barrick Gold Corp.                                                  11,220               420,638
BHP Billiton Ltd., Sponsored ADR                                    20,820               781,583
BHP Billiton PLC, ADR                                               13,700               463,471
Cameco Corp.                                                         4,480                74,010
Companhia Siderurgica Nacional SA, Sponsored ADR                    11,190               168,969
Companhia Vale do Rio Doce, ADR                                     39,710               560,308
Compania Vale do Rio Doce, Sponsored ADR                            57,230               694,772
Gerdau SA, Sponsored ADR                                            17,920               114,329
Gold Fields Ltd., Sponsored ADR                                     10,810               113,613
Goldcorp, Inc.                                                       9,217               272,547
Harmony Gold Mining Co., Ltd., Sponsored ADR(a)                      5,120                60,416
Kinross Gold Corp.                                                   8,610               152,225
Lundin Mining Corp.(a)                                               2,240                 1,859
POSCO, ADR                                                           7,850               498,632
Rio Tinto PLC, Sponsored ADR                                         2,698               234,051
Teck Cominco Ltd., Class B                                           5,433                20,754
Yamana Gold, Inc.                                                    8,310                66,979
                                                                                     -----------
                                                                                       5,241,603
                                                                                     -----------
MULTI-UTILITIES (1.0%)
National Grid PLC, Sponsored ADR                                     7,560               352,750
Transalta Corp., ADR                                                 4,280                78,024
Veoilia Environnement, ADR                                           5,220               117,502
                                                                                     -----------
                                                                                         548,276
                                                                                     -----------
OFFICE ELECTRONICS (0.7%)
Canon, Inc., Sponsored ADR                                          15,040               405,478
                                                                                     -----------
OIL, GAS & CONSUMABLE FUELS (19.7%)
BP PLC, Sponsored ADR                                               39,420             1,674,167
Canadian Natural Resources Ltd.                                      6,610               234,985
China Petroleum & Chemical Corp., ADR                                2,780               150,287
CNOOC Ltd., ADR                                                      4,330               372,553
Enbridge, Inc.                                                       6,660               218,448
EnCana Corp.                                                         9,540               423,004
Enerplus Resources Fund                                              2,620                54,129
ENI S.p.A., Sponsored ADR                                           16,320               691,805

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES               VALUE
                                                                 ---------           -----------
Imperial Oil Ltd.                                                    3,710           $   117,607
Nexen, Inc.                                                          6,270                90,915
Penn West Energy Trust                                               5,440                61,472
Petro-Canada                                                         5,960               128,676
Petrobras Energia Paticipaciones SA, Sponsored ADR                   1,270                 8,636
PetroChina Co., Ltd., ADR                                            5,910               435,981
Petroleo Brasileiro SA, ADR                                         17,590               460,858
Petroleo Brasileiro SA, Sponsored ADR                               42,270               915,568
Repsol YPF SA, Sponsored ADR                                        11,580               205,777
Royal Dutch Shell PLC, ADR                                          22,030             1,084,537
Royal Dutch Shell PLC, Class B, ADR                                 17,320               828,416
Santos Ltd., Sponsored ADR                                           1,950                69,459
Sasol Ltd., Sponsored ADR                                            7,130               189,302
Statoil ASA, Sponsored ADR                                          14,697               253,229
Suncor Energy, Inc.                                                 11,370               218,873
Talisman Energy, Inc.                                               12,060               113,846
Total SA, Sponsored ADR                                             29,990             1,492,902
TransCanada Corp.                                                    9,440               253,464
                                                                                     -----------
                                                                                      10,748,896
                                                                                     -----------
PAPER & FOREST PRODUCTS (0.0%)*
Aracruz Celulose SA, Sponsored ADR                                     650                 5,454
                                                                                     -----------
PHARMACEUTICALS (8.3%)
AstraZeneca PLC, Sponsored ADR                                      19,790               762,509
Biovail Corp.                                                        5,010                54,759
Elan Corp. PLC, Sponsored ADR(a)                                     6,000                43,380
GlaxoSmithKline PLC, ADR                                            34,370             1,211,886
Novartis AG, ADR                                                    34,930             1,441,212
NovoNordisk A/S, Sponsored ADR                                       7,370               391,568
Teva Pharmaceutical Industries Ltd., Sponsored ADR                  14,310               593,150
                                                                                     -----------
                                                                                       4,498,464
                                                                                     -----------
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A                           6,372               100,550
                                                                                     -----------
ROAD & RAIL (0.6%)
Canadian National Railway Co.                                        6,900               241,500
Canadian Pacific Railway Ltd.                                        2,490                75,347
                                                                                     -----------
                                                                                         316,847
                                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
ADVANTEST Corp., ADR                                                 2,695                36,329
ARM Holdings PLC, Sponsored ADR                                      6,020                24,140
ASML Holding NV, NY Registered Shares                                5,995                99,157
Infineon Technologies AG, ADR(a)                                     8,920                 7,671
STMicroelectronics NV, NY Shares                                     8,780                45,392
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR        131,829               993,991
United Microelectronics Corp., Sponsored ADR                        32,659                59,113
                                                                                     -----------
                                                                                       1,265,793
                                                                                     -----------
SOFTWARE (1.4%)
Infosys Technologies Ltd., Sponsored ADR                             9,710               257,898
SAP AG, ADR                                                         11,700               413,946
Satyam Computer Services Ltd., ADR                                   5,150                 9,785
Thomson Reuters PLC, ADR                                               598                72,669
                                                                                     -----------
                                                                                         754,298
                                                                                     -----------
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.(a)                                           1,900                20,254
Luxottica Group S.p.A., Sponsored ADR                                2,950                41,949
                                                                                     -----------
                                                                                          62,203
                                                                                     -----------
TRADING COMPANY & DISTRIBUTORS (0.4%)
Mitsui & Co., Ltd., Sponsored ADR                                    1,067               224,081
                                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES (8.2%)
America Movil SA, ADR, Series L                                     26,220               747,532
China Mobile Ltd., Sponsored ADR                                    26,030             1,170,569
China Telecom Corp. Ltd., ADR                                        2,640                95,383
Chunghwa Telecom Co., Ltd., ADR                                     17,635               265,231
Mobile TeleSystems, Sponsored ADR                                    3,120                66,456
NTT DoCoMo, Inc., Sponsored ADR                                     21,030               362,137
Philippine Long Distance Telephone Co., Sponsored ADR                2,000                88,500
Rogers Communications, Inc., Class B                                 7,320               206,131
SK Telecom Co., Ltd., ADR                                           10,420               170,367
Turkcell Iletisim Hizmetleri AS, ADR                                 3,820                50,309
Vodafone Group PLC, Sponsored ADR                                   66,543             1,237,034
                                                                                     -----------
                                                                                       4,459,649
                                                                                     -----------
TOTAL COMMON STOCKS (COST $94,461,799)                                                52,746,446
                                                                                     -----------
SHORT-TERM INVESTMENT (3.0%)
Fifth Third Institutional Government
  Money Market Fund, 0.68%(b)                                    1,653,698             1,653,698
                                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $1,653,698)                                         1,653,698
                                                                                     -----------
     TOTAL INVESTMENTS (COST $96,115,497) 99.9%                                       54,400,144

     OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%                                           60,654
                                                                                     -----------
        NET ASSETS 100.0%                                                            $54,460,798
                                                                                     ===========

*     Amount shown represents less than 0.005%
(a)   Represents non-income producing security.
(b)   Variable rate security. Rate shown represents the rate as of January 31,
      2009.
ADR   American Depositary Receipt
GDR   Global Depository Receipt
PLC   Public Limited Co.

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                  SHARES               VALUE
                                                                 ---------           -----------
COMMON STOCKS (94.8%)

AUTOMOBILES (0.8%)
DaimlerChrysler AG                                                  16,090           $   450,359
                                                                                     -----------
BEVERAGES (1.5%)
Coca-Cola Co.                                                       19,660               839,875
                                                                                     -----------
CAPITAL MARKETS (0.9%)
Deutsche Bank AG, Registered                                        19,660               504,279
                                                                                     -----------
CHEMICALS (1.9%)
E.I. Du Pont De Nemours & Co.                                       46,500             1,067,640
                                                                                     -----------
COMMERCIAL BANKS (8.5%)
Barclays PLC, Sponsored ADR                                         59,080               337,347
BB&T Corp.                                                          59,010             1,167,808
Canadian Imperial Bank of Commerce                                  19,660               736,070
Comerica, Inc.                                                      21,460               357,524
HSBC Holdings PLC, Sponsored ADR                                    23,230               902,253
TCF Financial Corp.                                                 25,090               310,865
U.S. Bancorp                                                        42,930               637,081
Westpac Banking Corp., Sponsored ADR                                 8,880               430,591
                                                                                     -----------
                                                                                       4,879,539
                                                                                     -----------
COMMERCIAL SERVICES & SUPPLIES (5.3%)
Avery Dennison Corp.                                                26,820               649,848
Healthcare Services Group                                           48,350               740,722
Pitney Bowes, Inc.                                                  55,450             1,234,317
Waste Management, Inc.                                              14,320               446,641
                                                                                     -----------
                                                                                       3,071,528
                                                                                     -----------
COMPUTERS & PERIPHERALS (2.1%)
International Business Machines Corp.                               13,410             1,229,026
                                                                                     -----------
CONSTRUCTION MATERIALS (0.8%)
CRH PLC, Sponsored ADR                                              19,690               467,638
                                                                                     -----------
DISTRIBUTORS (2.7%)
Genuine Parts Co.                                                   48,280             1,545,926
                                                                                     -----------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.6%)
BT Group PLC, Sponsored ADR                                         17,920               273,101
France Telecom SA, Sponsored ADR                                    35,800               804,426
Portugal Telecom SGPS SA, Sponsored ADR                            120,240               967,932
                                                                                     -----------
                                                                                       2,045,459
                                                                                     -----------
ELECTRIC UTILITIES (2.4%)
Pinnacle West Capital Corp.                                         41,150             1,377,290
                                                                                     -----------
ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric Co.                                                 9,000               294,300
                                                                                     -----------
FOOD PRODUCTS (4.9%)
H.J. Heinz Co.                                                      51,860             1,892,890
Kraft Foods, Inc., Class A                                          32,210               903,490
                                                                                     -----------
                                                                                       2,796,380
                                                                                     -----------
GAS UTILITIES (1.9%)
AGL Resources, Inc.                                                 35,790             1,103,406
                                                                                     -----------
HOTELS, RESTAURANTS & LEISURE (3.1%)
McDonald's Corp.                                                    30,390             1,763,228
                                                                                     -----------
HOUSEHOLD PRODUCTS (2.0%)
Kimberly-Clark Corp.                                                14,320               737,050
WD-40 Co.                                                           16,100               403,627
                                                                                     -----------
                                                                                       1,140,677
                                                                                     -----------
INDUSTRIAL CONGLOMERATES (2.7%)
3M Co.                                                               5,240               281,860
General Electric Co.                                               105,570             1,280,564
                                                                                     -----------
                                                                                       1,562,424
                                                                                     -----------
INSURANCE (0.3%)
Aegon NV, NY Registered Shares                                      29,500               152,810
                                                                                     -----------
IT SERVICES (1.7%)
Paychex, Inc.                                                       41,150               999,534
                                                                                     -----------
LEISURE EQUIPMENT & PRODUCTS (4.0%)
Mattel, Inc.                                                       161,030             2,285,016
                                                                                     -----------
MEDIA (2.1%)
Pearson PLC, Sponsored ADR                                         129,880             1,235,159
                                                                                     -----------
METALS & MINING (0.3%)
Anglo American PLC, Unsponsored ADR                                 16,220               146,467
Teck Cominco Ltd., Class B                                          12,570                48,017
                                                                                     -----------
                                                                                         194,484
                                                                                     -----------
MULTI-UTILITIES (2.8%)
SCANA Corp.                                                         12,520               429,311
Vectren Corp.                                                       44,760             1,154,360
                                                                                     -----------
                                                                                       1,583,671
                                                                                     -----------
OIL, GAS & CONSUMABLE FUELS (16.3%)
BP PLC, Sponsored ADR                                               23,240               987,003
CNOOC Ltd., ADR                                                     12,510             1,076,360
Enbridge, Inc.                                                      25,040               821,312
ENI S.p.A., Sponsored ADR                                           50,060             2,122,044
PetroChina Co., Ltd., ADR                                            4,470               329,752
Santos Ltd., Sponsored ADR                                          42,920             1,528,810
Total SA, Sponsored ADR                                             44,690             2,224,668
TransCanada Corp.                                                   10,740               288,369
                                                                                     -----------
                                                                                       9,378,318
                                                                                     -----------
PHARMACEUTICALS (11.5%)
AstraZeneca PLC, Sponsored ADR                                      26,830             1,033,760
Eli Lilly & Co.                                                     42,920             1,580,315
GlaxoSmithKline PLC, ADR                                            22,360               788,414
Johnson & Johnson                                                   33,970             1,959,729
Novartis AG, ADR                                                    30,340             1,251,828
                                                                                     -----------
                                                                                       6,614,046
                                                                                     -----------
REAL ESTATE INVESTMENT TRUST (3.8%)
BioMed Realty Trust, Inc.                                           71,310               787,262
Entertainment Properties Trust                                      39,340               891,051
Hospitality Properties Trust                                        35,940               482,315
                                                                                     -----------
                                                                                       2,160,628
                                                                                     -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.2%)
Analog Devices, Inc.                                                37,600               751,248
Linear Technology Corp.                                             62,620             1,466,560
Microchip Technology, Inc.                                          41,170               780,995
                                                                                     -----------
                                                                                       2,998,803
                                                                                     -----------
TEXTILES APPAREL & LUXURY GOODS (1.2%)
VF Corp.                                                            12,530               701,931
                                                                                     -----------
TOTAL COMMON STOCKS (COST $87,271,092)                                                54,443,374
                                                                                     -----------
SHORT-TERM INVESTMENT (5.1%)
Fifth Third Institutional Government
  Money Market Fund, 0.68%(a)                                    2,944,135             2,944,135
                                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS (COST $2,944,135)                                         2,944,135
                                                                                     -----------

                 See notes to Schedules of Portfolio Investments

STEWARD FUNDS, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS - JANUARY 31, 2009 (UNAUDITED)
                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                                        VALUE
                                                                                     -----------
     TOTAL INVESTMENTS (COST $90,215,227) 99.9%                                      $57,387,509

     OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%                                           45,329
                                                                                     -----------
        NET ASSETS 100.0%                                                            $57,432,838
                                                                                     ===========

(a)    Variable rate security. Rate shown represents the rate as of January 31,
       2009.
ADR    American Depositary Receipt
PLC    Public Limited Co.

                 See notes to Schedules of Portfolio Investments

At January 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                  Net Unrealized
                                                        Tax Unrealized       Tax Unrealized        Appreciation
Fund                                     Tax Cost        Appreciation        (Depreciation)       (Depreciation)
----------------------------------      ------------------------------------------------------------------------
Large Cap Enhanced Index Fund           146,812,147       1,053,720           (54,036,585)         (52,982,865)
Select Bond Fund                        144,487,571       2,055,530            (5,122,511)          (3,066,981)
International Enhanced Index Fund        96,232,373         475,526           (42,307,755)         (41,832,229)
Global Equity Income Fund                90,220,525          36,361           (32,869,377)         (32,833,016)

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
Steward Funds, Inc.
January 31, 2009
(Unaudited)

1) PORTFOLIO VALUATION:
Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported mean price as of the close of trading. Equity securities traded on NASDAQ use the official closing price. Equity securities which are traded in the over-the-counter market only, but which are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Directors.

2) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

*For additional information regarding the Fund's valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.

STATEMENT OF FINANCIAL ACCOUNTING STANDARD NO. 157
--------------------------------------------------

Effective April 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - observable inputs other than level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 - unobservable inputs.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 securities.

The following is a summary of the inputs used to value the following Funds' net assets as of January 31, 2009:

                                                               LEVEL 2 - OTHER SIGNIFICANT         LEVEL 3 - SIGNIFICANT
                               LEVEL 1 - QUOTED PRICES              OBSERVABLE INPUTS               UNOBSERVABLE INPUTS
                            INVESTMENTS    OTHER FINANCIAL    INVESTMENTS    OTHER FINANCIAL     INVESTMENTS   OTHER FINANCIAL
      FUND NAME            IN SECURITIES     INVESTMENTS*    IN SECURITIES     INVESTMENTS*    IN SECURITIES     INVESTMENTS*
----------------------------------------------------------   -------------------------------   -------------------------------
Steward Large Cap
   Enhanced Index Fund      $ 92,478,485     $          -     $  1,350,797     $          -      $      -        $          -
Steward International
   Enhanced Index Fund        52,746,446                -        1,653,698                -             -                   -
Steward Select Bond Fund             -                  -      138,761,356                -       2,659,234                 -
Steward Global Equity
   Income Fund                54,443,374                -        2,944,135                -             -                   -
                            ------------------------------    ------------------------------     -----------------------------
                     TOTAL  $199,668,305     $          -     $144,709,986     $          -      $2,659,234      $          -
                            ==============================    ==============================     =============================

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation / (depreciation) on the investment.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

                                                                 STEWARD SELECT BOND FUND
                                                            INVESTMENTS        OTHER FINANCIAL
                                                           IN SECURITIES         INVESTMENTS*
                                                           -----------------------------------
Balance as of 10/31/08                                      $2,694,602           $          -
Accrued Accretion / (Amortization)                                 -                        -
Change in Unrealized Appreciation / (Depreciation)             (35,368)                     -
Realized Market Gain / (Loss)                                      -                        -
Net Purchase / (Sales)                                             -                        -
Transfers In / (Out) of Level 3                                    -                        -
                                                           -----------------------------------
Balance as of 1/31/08                                       $2,659,234           $          -
                                                           ===================================

ITEM 2. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-Q IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL QUARTER THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   STEWARD FUNDS, INC.
            ------------------------------------------------------------------

By (Signature and Title) /s/ Edward Jaroski
                        ------------------------------------------------------
                         Edward Jaroski, President

Date  March 26, 2009
    --------------------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Edward Jaroski
                        ------------------------------------------------------
                         Edward Jaroski, President

Date  March 26, 2009
    --------------------------------------------------------------------------

By (Signature and Title) /s/ Carla Homer
                        ------------------------------------------------------
                         Carla Homer, Treasurer

Date  March 26, 2009
    --------------------------------------------------------------------------